Cash and cash equivalents (Details) - BRL (R$)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Line Items]
Cash and banks	R$ 6,596,510,000	R$ 6,561,558,000
Cash and cash equivalents	R$ 9,018,818,000	8,345,871,000	R$ 9,505,951,000	R$ 13,590,776,000
Cash and banks | Fixed
Cash and Cash Equivalents [Line Items]
Average yield p.a. %	4.62%
Country of domicile
Cash and Cash Equivalents [Line Items]
Fixed-term deposits (compromised)	R$ 2,422,308,000	R$ 1,784,313,000
Country of domicile | Fixed-term deposits | CDI
Cash and Cash Equivalents [Line Items]
Percentage of basis used to calculate interest rate	100.96%